FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS (Tables)	9 Months Ended
Sep. 30, 2023
Investments, All Other Investments [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2023:

	Fair Value Measurement as of September 30, 2023
	(In thousands)
	Level 1	Level 2	Level 3	Balance
Warrant Liability	$-	$-	$600	$600
Total	$-	$-	$600	$600

SCHEDULE OF FAIR VALUE LIABILITIES ON RECURRING BASIS

The following table represent a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months and nine months ended September 30, 2023:

Warrant Liability
(In thousands)

Beginning balance, January 1	$-
Issuance of warrants	14,453
Exercise of warrants	(2,847)
Change in fair value upon re-measurement	(10,273)
Ending balance, March 31	$1,333
Change in fair value upon re-measurement	867
Ending balance, June 30	$2,200
Change in fair value upon re-measurement	(1,600)
Ending balance, September 30	$600

SCHEDULE OF FAIR VALUE PRICING MODEL

The Company has re-measured the liability to estimate fair value at September 30, 2023, using the Black-Scholes option pricing model with the following assumptions:

	January 9, 2023	March 31, 2023	June 30, 2023	September 30, 2023

Measurement date closing price of Common Stock (1)	$36.00	$8.50	$12.75	$4.75
Contractual term (years) (2)	5.5	5.3	5.0	4.8
Risk-free interest rate	3.6%	3.5%	4.1%	4.5%
Volatility	100%	100%	100%	100%
Dividend yield	0%	0%	0%	0%

(1)	Based on the trading value of common stock of Vivos Therapeutics, Inc. as of January 9, 2023 and each presented period ending date.

(2)	The valuation of warrants is based on the expected term.